Subsequent Events (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended	0 Months Ended	3 Months Ended	1 Months Ended	0 Months Ended
	Aug. 11, 2013	Sep. 30, 2013	Mar. 22, 2013	Dec. 31, 2013	Oct. 17, 2013 2013 Omnibus Incentive Plan One [Member]	Apr. 29, 2014 Subsequent Event [Member]	Apr. 17, 2014 Subsequent Event [Member] Mr. Farkas [Member]	Jan. 31, 2014 Subsequent Event [Member] Common Stock [Member]	Feb. 14, 2014 Subsequent Event [Member] Common Stock [Member] 2013 Omnibus Incentive Plan One [Member]
Subsequent Event (Textual)
Past due fees				$ 41,000
Common stock issued for settlement								4,098
Settlement amount								15,000
Common stock issued to individuals, shares	330,000	2,550,000	4,990,000		8,332				100,000
Monthly salary							40,000
Increment in monthly salary when company becomes listed on NASDAQ or NYSE							50,000
Financing commitments from shareholders, description				The Company has obtained financing commitments totaling $6,000,000 through December 31, 2014 from three existing shareholders, in the event additional financing is necessary.		The Company entered into agreements with three shareholders to provide financing commitments totaling $6,000,000 through December 31, 2014, in the event additional financing is necessary.
Financing commitments from shareholders				$ 6,000,000		$ 6,000,000